Income Taxes - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Income Taxes [Line Items]
Gross unrecognized tax benefits	$ 62,100,000	$ 60,800,000	$ 53,400,000	$ 26,500,000
Amount of tax benefits that, if recognized, would impact the effective tax rate	60,700,000
Payment of penalties	1,200,000	900,000
Payment of interest expense	9,800,000	8,900,000
Deferred taxes on undistributed earnings of certain subsidiaries	11,800,000
Tax loss carryforwards	1,118,300,000
Deferred tax assets, valuation allowance	235,800,000	235,500,000
Non-U.S. tax losses available for carry forward	1,010,700,000
U.S. federal loss available for carry forward	21,400,000
State tax losses available for carry forward	86,200,000
Shared tax liabilities description	Costs and expenses associated with the management of Shared Tax Liabilities, Distribution Taxes and BHS Tax Liabilities will generally be shared 20% by us, 27.5% by ADT and 52.5% by Tyco
Minimum
Income Taxes [Line Items]
Possible amount of decrease during the next twelve months primarily as a result of the resolution of federal, state and foreign examinations and the expiration of various statutes of limitations	0
Maximum
Income Taxes [Line Items]
Possible amount of decrease during the next twelve months primarily as a result of the resolution of federal, state and foreign examinations and the expiration of various statutes of limitations	25,300,000
Operating loss carryforwards expiration year	2034
2012 Tax Sharing Agreement
Income Taxes [Line Items]
Shared tax liabilities description
Tyco is responsible for the first $500 million of Shared Tax Liabilities. As of December 31, 2014, Tyco has paid $52.0 million of Shared Tax Liabilities. We and ADT will share 42% and 58%, respectively, of the next $225 million of Shared Tax Liabilities. We, ADT and Tyco will share 20%, 27.5% and 52.5%, respectively, of Shared Tax Liabilities above $725 million.

Foreign Country
Income Taxes [Line Items]
Deferred tax assets, valuation allowance	207,300,000
ADT
Income Taxes [Line Items]
Percentage of shared tax liabilities	27.50%
Adt Corporation and Pentair
Income Taxes [Line Items]
Tax sharing, liability	225,000,000
Tyco
Income Taxes [Line Items]
Tax sharing, liability	500,000,000
Tax Sharing, Liability, Paid	52,000,000
Percentage of shared tax liabilities	52.50%
Tyco | Minimum
Income Taxes [Line Items]
Tax sharing, liability	1,850,000,000
Pentair [Member]
Income Taxes [Line Items]
Percentage of shared tax liabilities	20.00%
Pentair ADT Tyco
Income Taxes [Line Items]
Tax sharing, liability	725,000,000
Tax Liability | Tyco
Income Taxes [Line Items]
Tax sharing, liability	883,300,000
Tax Penalties | Tyco
Income Taxes [Line Items]
Tax sharing, liability	154,000,000
Period One | Tyco
Income Taxes [Line Items]
Disallowed interest and related tax deductions	2,900,000,000
Period Two | Tyco
Income Taxes [Line Items]
Disallowed interest and related tax deductions	$ 6,600,000,000
Group One [Member] | 2012 Tax Sharing Agreement
Income Taxes [Line Items]
Percentage of shared tax liabilities	42.00%
Group One [Member] | ADT | 2012 Tax Sharing Agreement
Income Taxes [Line Items]
Percentage of shared tax liabilities	58.00%
Group One [Member] | Tyco | Agreement Two Member [Member]
Income Taxes [Line Items]
Percentage of shared tax liabilities	27.00%
Group One [Member] | Covidien | Agreement Two Member [Member]
Income Taxes [Line Items]
Percentage of shared tax liabilities	42.00%
Group One [Member] | TE Connectivity | Agreement Two Member [Member]
Income Taxes [Line Items]
Percentage of shared tax liabilities	31.00%
Group Two [Member] | 2012 Tax Sharing Agreement
Income Taxes [Line Items]
Percentage of shared tax liabilities	20.00%
Group Two [Member] | ADT | 2012 Tax Sharing Agreement
Income Taxes [Line Items]
Percentage of shared tax liabilities	27.50%
Group Two [Member] | Tyco | 2012 Tax Sharing Agreement
Income Taxes [Line Items]
Percentage of shared tax liabilities	52.50%